CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥) shares
Cash flows from operating activities:
Net income	$ 11,056	¥ 71,289	¥ 24,320	¥ 23,403
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation of previously held equity interest	(2,885)	(18,603)	(6,535)
Loss (Gain) on disposals of equity investees	(479)	(3,089)	(128)	3
Realized and unrealized gain related to investment securities	(141)	(906)	(178)	(90)
Change in fair value of other assets and liabilities	13	84	102	(98)
Gain on disposals of other subsidiaries	(4,174)	(26,913)	(307)	(387)
Depreciation and amortization of property and equipment and land use rights	584	3,770	2,326	1,339
Amortization of intangible assets	455	2,931	2,089	315
Tax benefits from share-based awards	(174)	(1,120)
Share-based compensation expense	2,494	16,082	13,028	2,844
Equity-settled donation expense				1,269
Impairment of cost method equity investees and investment securities	289	1,864	419	119
Impairment of goodwill	71	455	175	44
Gain on disposals of property and equipment	(2)	(11)	(13)
Amortization of restructuring reserve (Note 4(b))	41	264	166
Share of results of equity investees	269	1,730	1,590	203
Deferred income taxes	190	1,226	1,659	1,466
Allowance for doubtful accounts relating to micro loans	(1)	(9)	650	442
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash and escrow receivables			(851)	(1,329)
Prepayments, receivables and other assets	(622)	(4,012)	(13,927)	(12,742)
Income tax payable	192	1,237	1,410	1,008
Accrued expenses, accounts payable and other liabilities	1,257	8,104	11,415	5,336
Merchant deposits	18	113	2,490	1,628
Deferred revenue and customer advances	364	2,350	1,317	1,606
Net cash provided by operating activities	8,815	56,836	41,217	26,379
Cash flows from investing activities:
(Increase) Decrease in short term investments, net	716	4,619	(1,113)	(8,304)
Decrease in restricted cash	116	746	1,139	199
(Increase) Decrease in trading investment securities, net	1	9	(16)	(147)
Acquisitions of available-for-sale and held-to-maturity securities	(2,382)	(15,363)	(11,801)	(2,972)
Disposals of available-for-sale and held-to-maturity securities	338	2,177	939	372
Acquisitions of equity investees	(5,835)	(37,625)	(23,430)	(16,468)
Disposals of equity investees	1,554	10,021	99	89
Acquisitions of:
Land use rights and construction in progress	(839)	(5,407)	(2,935)	(1,491)
Other property, equipment and intangible assets	(843)	(5,438)	(4,770)	(3,285)
Cash paid for business combinations, net of cash acquired	(232)	(1,495)	(10,255)	(732)
Deconsolidation and disposal of subsidiaries, net of cash proceeds (Note 4(b) and (e))	758	4,890	(1,271)	(46)
Loans to employees, net of repayments	5	35	(40)	(212)
Net cash used in investing activities	(6,643)	(42,831)	(53,454)	(32,997)
Cash flows from financing activities:
Issuance of ordinary shares, including repayment of loan and interest receivable on employee loans for the exercise of ordinary shares	108	693	61,831	1,638
Repurchase of ordinary shares	(3,070)	(19,795)	(270)	(157)
Issuance (Repurchase) of ordinary shares for Partner Capital Investment Plan (Note 8(c))			(123)	442
Payment of dividend on Convertible Preference Shares (Note 22)			(104)	(208)
Redemption of Redeemable Preference Shares				(5,131)
Acquisition of the remaining noncontrolling interest in a subsidiary				(9)
Dividend paid by a consolidated subsidiary to noncontrolling interests	0	(3)	(61)
Capital Injection from noncontrolling interest	9	56	174
Deemed disposals of partial interest in subsidiaries, net of related costs			6
Tax benefits from share-based awards	112	725
Proceeds from secured borrowings relating to micro loans			88,422	53,195
Repayment of secured borrowings relating to micro loans			(82,269)	(46,029)
Proceeds from current bank borrowings	4,374	28,208	25,804	681
Repayment of current bank borrowings	(4,086)	(26,349)	(24,734)	(423)
Proceeds from non-current bank borrowings	119	765	19,602	30,153
Repayment of non-current bank borrowings	(23)	(146)	(49,538)	(24,788)
Proceeds from unsecured senior notes			48,757
Net cash provided by (used in) financing activities	(2,457)	(15,846)	87,497	9,364
Effect of exchange rate changes on cash and cash equivalents	72	466	(112)	(97)
Increase (Decrease) in cash and cash equivalents	(213)	(1,375)	75,148	2,649
Cash and cash equivalents at beginning of year	16,779	108,193	33,045	30,396
Cash and cash equivalents at end of year	16,566	106,818	108,193	33,045
Supplemental disclosures of cash flow information:
Payment of income taxes		6,465	3,458	722
Payment of interest		1,560	956	1,220
Business combinations:
Cash paid for business combinations		(3,055)	(16,291)	(767)
Cash acquired in business combinations		1,560	6,036	35
Cash paid for business combinations, net of cash acquired	$ (232)	(1,495)	¥ (10,255)	¥ (732)
Major non-cash transactions:
Number of underlying ordinary shares issued | shares				7,195,581
Restructuring of equity investments		¥ 6,202